Inventories and cost of sales (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Jan. 03, 2021	Dec. 31, 2019
Inventories and cost of sales
Cost of inventories recognized as an expense	$ 4,399,164	$ 3,290,994	$ 1,280,829
Write-downs of inventory	$ 43,645	$ 24,438	$ 14,273